Hood River International Opportunity Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 81.9%
COMMUNICATION SERVICES - 1.9%
Entertainment - 1.0%
WildBrain Ltd. (a)	10,279	27,380

Interactive Media & Services - 0.9%
The Social Chain AG (a)	1,229	24,724
TOTAL COMMUNICATION SERVICES		52,104

CONSUMER DISCRETIONARY - 12.4%
Distributors - 3.1%
Central Automotive Products Ltd.	4,058	83,201

Hotels, Restaurants & Leisure - 5.6%
Basic-Fit NV (a)	877	39,012
Inspired Entertainment, Inc. (a)	4,620	56,826
Webjet Ltd. (a)	12,778	53,043
		148,881
Internet & Direct Marketing Retail - 1.7%
RumbleON, Inc. (a)	1,310	44,815

Leisure Products - 0.6%
Sanlorenzo SpA	423	17,123

Specialty Retail - 1.4%
Aritzia, Inc. (a)	892	36,411
TOTAL CONSUMER DISCRETIONARY		330,431

CONSUMER STAPLES - 2.1%
Beverages - 1.4%
Fevertree Drinks PLC	1,623	37,895

Food Products - 0.7%
CubicFarm Systems Corp. (a)	20,166	19,196
TOTAL CONSUMER STAPLES		57,091

ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Denison Mines Corp. - ADR (a)	29,196	46,713
NexGen Energy Ltd. - ADR (a)	5,435	30,762
		77,475
TOTAL ENERGY		77,475

Financials - 8.3%
Banks - 3.5%
Western Alliance Bancorp	1,109	91,847

Capital Markets - 4.8%
Canaccord Genuity Group, Inc. (a)	7,750	76,561
Monex Group, Inc.	9,673	51,234
		127,795
TOTAL FINANCIALS		219,642

HEALTH CARE - 1.6%
Biotechnology - 0.7%
Exscientia PLC - ADR (a)	1,213	17,467

Health Care Equipment & Supplies - 0.9%
Establishment Labs Holdings, Inc. - ADR (a)	348	23,452
TOTAL HEALTH CARE		40,919

INDUSTRIALS - 23.9%
Aerospace & Defense - 0.7%
RADA Electronic Industries Ltd. - ADR (a)	1,226	17,078

Commercial Services & Supplies - 4.9%
Carbon Streaming Corp. (a)	1,213	8,597
GFL Environmental, Inc. - ADR	3,750	122,025
		130,622
Electrical Equipment - 2.5%
Gerard Perrier Industrie SA	454	47,411
PowerCell Sweden AB (a)	945	18,541
		65,952
Machinery - 4.4%
Judges Scientific PLC	501	45,017
Kornit Digital Ltd. - ADR (a)	277	22,905
Precia SA	1,320	49,408
		117,330
Road & Rail - 2.2%
TFI International, Inc. - ADR	550	58,580

Trading Companies & Distributors - 9.2%
Diploma PLC	673	23,105
ITOCHU Corp.	2,346	79,356
Marubeni Corp.	12,209	141,773
		244,234
TOTAL INDUSTRIALS		633,796

INFORMATION TECHNOLOGY - 20.7%
Electronic Equipment, Instruments & Components - 2.6%
Ibiden Co. Ltd.	652	31,786
LG Innotek Co. Ltd.	41	12,946
SDI Group PLC (a)	10,334	24,091
		68,823
IT Services - 3.4%
WNS Holdings Ltd. - ADR (a)	1,048	89,594

Semiconductors & Semiconductor Equipment - 11.6%
Alchip Technologies Ltd.	1,455	54,970
Disco Corp.	181	50,614
LX Semiconductor Co. Ltd.	112	13,259
Nova Ltd. - ADR (a)	194	21,123
NXP Semiconductors NV - ADR	606	112,158
Silicon Motion Technology Corp. - ADR	118	7,885
SiTime Corp. (a)	197	48,821
		308,830
Software - 3.1%
Constellation Software, Inc. (a)	14	23,931
Dye & Durham Ltd. (a)	962	19,769
NICE Ltd. - ADR (a)	102	22,338
Voyager Digital Ltd. (a)	3,145	16,880
		82,918
TOTAL INFORMATION TECHNOLOGY		550,165

MATERIALS - 8.1%
Chemicals - 6.2%
CVR Partners LP	509	70,226
Holland Colours NV	270	46,745
JSR Corp.	772	22,734
SP Group A/S	488	25,585
		165,290
Metals & Mining - 1.9%
Teck Resources Ltd. - ADR	1,225	49,478
TOTAL MATERIALS		214,768
TOTAL COMMON STOCKS (Cost $2,273,874)		2,176,391

REITS - 2.2%
Crombie Real Estate Investment Trust	3,977	58,375
TOTAL REITS (Cost $55,601)		58,375

EXCHANGE TRADED FUNDS - 1.2%
KraneShares Global Carbon Strategy	660	30,796
TOTAL EXCHANGE TRADED FUNDS (Cost $33,153)		30,796

MUTUAL FUNDS - 1.3%
Sprott Physical Uranium Trust	2,400	35,880
TOTAL MUTUAL FUNDS (Cost $27,676)		35,880

SHORT-TERM INVESTMENT - 10.5%
MONEY MARKET FUND - 10.5%
First American Treasury Obligations Fund - Class Z, 0.18% (b)	279,081	279,081
TOTAL SHORT-TERM INVESTMENT (Cost $279,081)		279,081

TOTAL INVESTMENTS (Cost $2,669,385) - 97.1%		2,580,523
Other Assets in Excess of Liabilities - 2.9%		76,822
TOTAL NET ASSETS - 100.0%		$2,657,345

	Percentages are stated as a percent of net assets.

	ADR - American Depository Receipt
	PLC - Public Limited Company
	REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of March 31, 2022.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the
	exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
	GICS is a service mark of MSCI and S&P and has been licensed for use by Hood River
	Capital Management LLC.

	Country Allocation of Portfolio Assets*
	United States	13.0%
	Canada	23.7%
	Japan	17.3%
	United Kingdom	9.8%
	Netherlands	7.5%
	France	3.6%
	Israel	3.1%
	Cayman Islands	2.4%
	Australia	2.0%
	Korea	1.0%
	Denmark	1.0%
	Virgin Islands	0.9%
	Sweden	0.7%
	Italy	0.6%
	Short-Term Investments and Other	13.4%

	* Percentages represent market value as a percentage of net assets.

Summary of Fair Value Measurements at March 31, 2022 (Unaudited)

    The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$52,104	$-	$-	$52,104
Consumer Discretionary	330,431	-	-	330,431
Consumer Staples	57,091	-	-	57,091
Energy	77,475	-	-	77,475
Financials	219,642	-	-	219,642
Health Care	40,919	-	-	40,919
Industrials	633,796	-	-	633,796
Information Technology	550,165	-	-	550,165
Materials	214,768	-	-	214,768
Total Common Stocks	2,176,391	-	-	2,176,391
REITs	58,375	-	-	58,375
Exchange Traded Funds	30,796			30,796
Mutual Funds	35,880	-	-	35,880
Short-Term Investments	279,081	-	-	279,081
Total Investments in Securities	$2,580,523	$-	$-	$2,580,523